Landfill Closure and Post-Closure Costs (Undiscounted Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Fair value of legally restricted assets	$ 10,690	$ 9,885
Funded landfill post-closure costs - deposited into trust	10,333	9,782
Funded landfill post-closure costs - included in accounts payable	357	103
Accrual for Environmental Loss Contingencies, Gross, Fiscal Year Maturity [Abstract]
Year 1	10,332
Year 2	10,853
Year 3	14,149
Year 4	8,385
Year 5	14,817
Thereafter	613,709
Undiscounted closure and post-closure costs	$ 672,245